Accrued expenses (Tables)	6 Months Ended
Jun. 30, 2022
Accrued expenses
Schedule of accrued expenses

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2022	2021
Operating expenses	$6,865	$4,290
Interest expenses	1,988	1,719
Other expenses	229	420
Total accrued expenses	$9,082	$6,429